Financial Instruments and Financial Risk Management - Summary of analysis of the contractual maturities of non-derivative financial liabilities (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 11,974,695	$ 2,018,663
Within 1 year | Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,109,161	1,871,728
Within 1 year | Loans payable and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,151,945	0
Within 1 year | Financing arrangements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	815,654
Within 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	849,935	146,935
Within 1 year | Contingent consideration on acquisitions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,048,000
Between 1 - 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,391,604	242,877
Between 1 - 2 years | Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
Between 1 - 2 years | Loans payable and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,181,411	30,000
Between 1 - 2 years | Financing arrangements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	298,103
Between 1 - 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	912,090	212,877
Between 1 - 2 years | Contingent consideration on acquisitions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,852,368	5,176,475
More than 2 years | Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 2 years | Loans payable and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 2 years | Financing arrangements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
More than 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,852,368	5,176,475
More than 2 years | Contingent consideration on acquisitions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 0
Between 1–5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		242,877
Between 1–5 years | Loans payable and other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		$ 30,000